Loans (Details - Economic Injury Disaster Loan) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SBA Loan	$ 512,430	$ 396,860
Bank Loan	1,495,337	0
Total	2,007,767	396,860
Less: current portion	(271,085)	(194,125)
Long term portion	$ 1,736,682	$ 202,735